Certain risks and concentration - PRC Regulations OptAim Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 36,854	$ 39,828	$ 19,401
Accounts receivable, net	143,971	65,627
Prepaid media costs	25,565	19,107
Other current assets	8,983	3,242
Total current assets	245,393	149,298
Non-current assets
Property and equipment, net	536	329
Intangible assets	4,418	7,247
Right-of-use assets	1,656
Other non-current assets	109	232
Total non-current assets	76,123	57,960
Total assets	321,516	207,258
Current liabilities
Accounts payable	66,161	6,557
Deferred revenue	27,089	27,191	$ 33,037
Lease liabilities, current of the consolidated VIE and its subsidiaries without recourse to the Company	1,114
Accrued liabilities and other current liabilities	19,937	16,348
Total current liabilities	203,940	97,151
Non-current liabilities
Deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the Company	1,865	2,794
Lease liabilities, non-current of the consolidated VIE and its subsidiaries without recourse to the Company	706
Total non-current liabilities	3,020	3,467
Total liabilities	206,960	100,618
OptAim VIE
Current assets
Cash and cash equivalents	1,654	1,865
Accounts receivable, net	4,328	2,357
Prepaid media costs	2,424
Other current assets	652	604
Total current assets	9,058	4,826
Non-current assets
Property and equipment, net	73	9
Intangible assets	494	697
Right-of-use assets	108
Other non-current assets		174
Total non-current assets	675	880
Total assets	9,733	5,706
Current liabilities
Accounts payable	27	45
Deferred revenue	866	1,300
Lease liabilities, current of the consolidated VIE and its subsidiaries without recourse to the Company	86
Accrued liabilities and other current liabilities	1,802	1,776
Total current liabilities	2,781	3,121
Non-current liabilities
Deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the Company	187	238
Lease liabilities, non-current of the consolidated VIE and its subsidiaries without recourse to the Company	25
Total non-current liabilities	212	238
Total liabilities	$ 2,993	$ 3,359